Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Option, Activity
A summary of stock option activity for the six months ended June 30, 2023 was as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2022	6,067,313	$1.83	2.07
Forfeited	(277,807)	3.64
Exercised	(105,681)	1.14
Expired	(160,553)	2.34
Outstanding at June 30, 2023	5,523,272	$1.70	1.87	$4,639
Exercisable at June 30, 2023	4,487,977	$1.32	1.77	$4,215

Schedule of Share-Based Payment Arrangement, Restricted Stock Unit, Activity
A summary of RSU activity for the six months ended June 30, 2023 is as follows:

	Number of RSUs	Intrinsic value (in thousands)
Outstanding unvested RSUs at December 31, 2022	1,459,280
Granted during the year	299,577
Forfeited during the year	(331,472)
Vested during the year	(366,553)
Outstanding unvested RSUs at June 30, 2023	1,060,832	$2,079

Schedule of Stock-Based Compensation Expense
Total employee and non-employee stock-based compensation expense for the six months ended June 30, 2023 and 2022 was classified in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Six Months Ended June 30,
	2023	2022
General and administrative expenses	$1,830	$1,686
Research and development expenses	621	972
Other operating expenses	390	1,827
Total	$2,841	$4,485